Loans (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Non-Covered loans [Member]
Major categories of loans
Total Non-covered Loans	$ 4,335,480	$ 3,751,871
Non-Covered loans [Member] | PCI loan [Member]
Major categories of loans
Total Non-covered Loans	2,368,800	2,791,905
Non-Covered loans [Member] | Non-PCI loans [Member]
Major categories of loans
Total Non-covered Loans	1,966,680	959,966
Non-Covered loans [Member] | Total commercial real estate [Member]
Major categories of loans
Total Non-covered Loans	1,354,227	1,305,877
Non-Covered loans [Member] | Total commercial real estate [Member] | PCI loan [Member]
Major categories of loans
Total Non-covered Loans	1,047,965	1,177,689
Non-Covered loans [Member] | Total commercial real estate [Member] | Non-PCI loans [Member]
Major categories of loans
Total Non-covered Loans	306,262	128,188
Non-Covered loans [Member] | Total commercial [Member]
Major categories of loans
Total Non-covered Loans	1,630,344	1,231,236
Non-Covered loans [Member] | Total commercial [Member] | PCI loan [Member]
Major categories of loans
Total Non-covered Loans	620,350	744,222
Non-Covered loans [Member] | Total commercial [Member] | Non-PCI loans [Member]
Major categories of loans
Total Non-covered Loans	1,009,994	487,014
Non-Covered loans [Member] | Total consumer [Member]
Major categories of loans
Total Non-covered Loans	1,254,142	1,125,519
Non-Covered loans [Member] | Total consumer [Member] | PCI loan [Member]
Major categories of loans
Total Non-covered Loans	644,198	790,408
Non-Covered loans [Member] | Total consumer [Member] | Non-PCI loans [Member]
Major categories of loans
Total Non-covered Loans	609,944	335,111
Non-Covered loans [Member] | Other [Member]
Major categories of loans
Total Non-covered Loans	96,767	89,239
Non-Covered loans [Member] | Other [Member] | PCI loan [Member]
Major categories of loans
Total Non-covered Loans	56,287	79,586
Non-Covered loans [Member] | Other [Member] | Non-PCI loans [Member]
Major categories of loans
Total Non-covered Loans	40,480	9,653
Non-Covered loans [Member] | Non-owner occupied commercial real estate [Member] | Total commercial real estate [Member]
Major categories of loans
Total Non-covered Loans	809,243	778,209
Non-Covered loans [Member] | Non-owner occupied commercial real estate [Member] | Total commercial real estate [Member] | PCI loan [Member]
Major categories of loans
Total Non-covered Loans	628,234	722,776
Non-Covered loans [Member] | Non-owner occupied commercial real estate [Member] | Total commercial real estate [Member] | Non-PCI loans [Member]
Major categories of loans
Total Non-covered Loans	181,009	55,433
Non-Covered loans [Member] | Other commercial C&D [Member] | Total commercial real estate [Member]
Major categories of loans
Total Non-covered Loans	384,247	370,565
Non-Covered loans [Member] | Other commercial C&D [Member] | Total commercial real estate [Member] | PCI loan [Member]
Major categories of loans
Total Non-covered Loans	328,280	331,852
Non-Covered loans [Member] | Other commercial C&D [Member] | Total commercial real estate [Member] | Non-PCI loans [Member]
Major categories of loans
Total Non-covered Loans	55,967	38,713
Non-Covered loans [Member] | Multifamily commercial real estate [Member] | Total commercial real estate [Member]
Major categories of loans
Total Non-covered Loans	73,224	75,870
Non-Covered loans [Member] | Multifamily commercial real estate [Member] | Total commercial real estate [Member] | PCI loan [Member]
Major categories of loans
Total Non-covered Loans	46,146	75,114
Non-Covered loans [Member] | Multifamily commercial real estate [Member] | Total commercial real estate [Member] | Non-PCI loans [Member]
Major categories of loans
Total Non-covered Loans	27,078	756
Non-Covered loans [Member] | 1-4 family residential C&D [Member] | Total commercial real estate [Member]
Major categories of loans
Total Non-covered Loans	87,513	81,233
Non-Covered loans [Member] | 1-4 family residential C&D [Member] | Total commercial real estate [Member] | PCI loan [Member]
Major categories of loans
Total Non-covered Loans	45,305	47,947
Non-Covered loans [Member] | 1-4 family residential C&D [Member] | Total commercial real estate [Member] | Non-PCI loans [Member]
Major categories of loans
Total Non-covered Loans	42,208	33,286
Non-Covered loans [Member] | Owner occupied commercial real estate [Member] | Total commercial [Member]
Major categories of loans
Total Non-covered Loans	981,894	788,206
Non-Covered loans [Member] | Owner occupied commercial real estate [Member] | Total commercial [Member] | PCI loan [Member]
Major categories of loans
Total Non-covered Loans	425,869	501,821
Non-Covered loans [Member] | Owner occupied commercial real estate [Member] | Total commercial [Member] | Non-PCI loans [Member]
Major categories of loans
Total Non-covered Loans	556,025	286,385
Non-Covered loans [Member] | Commercial and industrial [Member] | Total commercial [Member]
Major categories of loans
Total Non-covered Loans	648,450	443,030
Non-Covered loans [Member] | Commercial and industrial [Member] | Total commercial [Member] | PCI loan [Member]
Major categories of loans
Total Non-covered Loans	194,481	242,401
Non-Covered loans [Member] | Commercial and industrial [Member] | Total commercial [Member] | Non-PCI loans [Member]
Major categories of loans
Total Non-covered Loans	453,969	200,629
Non-Covered loans [Member] | 1-4 family residential [Member] | Total consumer [Member]
Major categories of loans
Total Non-covered Loans	746,744	691,408
Non-Covered loans [Member] | 1-4 family residential [Member] | Total consumer [Member] | PCI loan [Member]
Major categories of loans
Total Non-covered Loans	486,122	578,828
Non-Covered loans [Member] | 1-4 family residential [Member] | Total consumer [Member] | Non-PCI loans [Member]
Major categories of loans
Total Non-covered Loans	260,622	112,580
Non-Covered loans [Member] | Home equity [Member] | Total consumer [Member]
Major categories of loans
Total Non-covered Loans	370,777	311,167
Non-Covered loans [Member] | Home equity [Member] | Total consumer [Member] | PCI loan [Member]
Major categories of loans
Total Non-covered Loans	129,967	148,252
Non-Covered loans [Member] | Home equity [Member] | Total consumer [Member] | Non-PCI loans [Member]
Major categories of loans
Total Non-covered Loans	240,810	162,915
Non-Covered loans [Member] | Consumer [Member] | Total consumer [Member]
Major categories of loans
Total Non-covered Loans	136,621	122,944
Non-Covered loans [Member] | Consumer [Member] | Total consumer [Member] | PCI loan [Member]
Major categories of loans
Total Non-covered Loans	28,109	63,328
Non-Covered loans [Member] | Consumer [Member] | Total consumer [Member] | Non-PCI loans [Member]
Major categories of loans
Total Non-covered Loans	108,512	59,616
Covered loans [Member]
Major categories of loans
Total Covered Loans	400,010	550,592
Covered loans [Member] | PCI loan [Member]
Major categories of loans
Total Covered Loans	355,834	497,119
Covered loans [Member] | Non-PCI loans [Member]
Major categories of loans
Total Covered Loans	44,176	53,473
Covered loans [Member] | Total commercial real estate [Member]
Major categories of loans
Total Covered Loans	142,475	206,154
Covered loans [Member] | Total commercial real estate [Member] | PCI loan [Member]
Major categories of loans
Total Covered Loans	142,419	206,098
Covered loans [Member] | Total commercial real estate [Member] | Non-PCI loans [Member]
Major categories of loans
Total Covered Loans	56	56
Covered loans [Member] | Total commercial [Member]
Major categories of loans
Total Covered Loans	101,063	138,627
Covered loans [Member] | Total commercial [Member] | PCI loan [Member]
Major categories of loans
Total Covered Loans	100,457	137,631
Covered loans [Member] | Total commercial [Member] | Non-PCI loans [Member]
Major categories of loans
Total Covered Loans	606	996
Covered loans [Member] | Total consumer [Member]
Major categories of loans
Total Covered Loans	152,108	199,917
Covered loans [Member] | Total consumer [Member] | PCI loan [Member]
Major categories of loans
Total Covered Loans	108,594	147,496
Covered loans [Member] | Total consumer [Member] | Non-PCI loans [Member]
Major categories of loans
Total Covered Loans	43,514	52,421
Covered loans [Member] | Other [Member]
Major categories of loans
Total Covered Loans	4,364	5,894
Covered loans [Member] | Other [Member] | PCI loan [Member]
Major categories of loans
Total Covered Loans	4,364	5,894
Covered loans [Member] | Other [Member] | Non-PCI loans [Member]
Major categories of loans
Total Covered Loans
Covered loans [Member] | Non-owner occupied commercial real estate [Member] | Total commercial real estate [Member]
Major categories of loans
Total Covered Loans	94,972	125,705
Covered loans [Member] | Non-owner occupied commercial real estate [Member] | Total commercial real estate [Member] | PCI loan [Member]
Major categories of loans
Total Covered Loans	94,916	125,649
Covered loans [Member] | Non-owner occupied commercial real estate [Member] | Total commercial real estate [Member] | Non-PCI loans [Member]
Major categories of loans
Total Covered Loans	56	56
Covered loans [Member] | Other commercial C&D [Member] | Total commercial real estate [Member]
Major categories of loans
Total Covered Loans	31,722	53,367
Covered loans [Member] | Other commercial C&D [Member] | Total commercial real estate [Member] | PCI loan [Member]
Major categories of loans
Total Covered Loans	31,722	53,367
Covered loans [Member] | Other commercial C&D [Member] | Total commercial real estate [Member] | Non-PCI loans [Member]
Major categories of loans
Total Covered Loans
Covered loans [Member] | Multifamily commercial real estate [Member] | Total commercial real estate [Member]
Major categories of loans
Total Covered Loans	11,614	22,337
Covered loans [Member] | Multifamily commercial real estate [Member] | Total commercial real estate [Member] | PCI loan [Member]
Major categories of loans
Total Covered Loans	11,614	22,337
Covered loans [Member] | Multifamily commercial real estate [Member] | Total commercial real estate [Member] | Non-PCI loans [Member]
Major categories of loans
Total Covered Loans
Covered loans [Member] | 1-4 family residential C&D [Member] | Total commercial real estate [Member]
Major categories of loans
Total Covered Loans	4,167	4,745
Covered loans [Member] | 1-4 family residential C&D [Member] | Total commercial real estate [Member] | PCI loan [Member]
Major categories of loans
Total Covered Loans	4,167	4,745
Covered loans [Member] | 1-4 family residential C&D [Member] | Total commercial real estate [Member] | Non-PCI loans [Member]
Major categories of loans
Total Covered Loans
Covered loans [Member] | Owner occupied commercial real estate [Member] | Total commercial [Member]
Major categories of loans
Total Covered Loans	84,006	114,610
Covered loans [Member] | Owner occupied commercial real estate [Member] | Total commercial [Member] | PCI loan [Member]
Major categories of loans
Total Covered Loans	84,006	114,610
Covered loans [Member] | Owner occupied commercial real estate [Member] | Total commercial [Member] | Non-PCI loans [Member]
Major categories of loans
Total Covered Loans
Covered loans [Member] | Commercial and industrial [Member] | Total commercial [Member]
Major categories of loans
Total Covered Loans	17,057	24,017
Covered loans [Member] | Commercial and industrial [Member] | Total commercial [Member] | PCI loan [Member]
Major categories of loans
Total Covered Loans	16,451	23,021
Covered loans [Member] | Commercial and industrial [Member] | Total commercial [Member] | Non-PCI loans [Member]
Major categories of loans
Total Covered Loans	606	996
Covered loans [Member] | 1-4 family residential [Member] | Total consumer [Member]
Major categories of loans
Total Covered Loans	91,813	127,139
Covered loans [Member] | 1-4 family residential [Member] | Total consumer [Member] | PCI loan [Member]
Major categories of loans
Total Covered Loans	91,586	127,139
Covered loans [Member] | 1-4 family residential [Member] | Total consumer [Member] | Non-PCI loans [Member]
Major categories of loans
Total Covered Loans	227
Covered loans [Member] | Home equity [Member] | Total consumer [Member]
Major categories of loans
Total Covered Loans	60,110	72,601
Covered loans [Member] | Home equity [Member] | Total consumer [Member] | PCI loan [Member]
Major categories of loans
Total Covered Loans	16,823	20,180
Covered loans [Member] | Home equity [Member] | Total consumer [Member] | Non-PCI loans [Member]
Major categories of loans
Total Covered Loans	43,287	52,421
Covered loans [Member] | Consumer [Member] | Total consumer [Member]
Major categories of loans
Total Covered Loans	185	177
Covered loans [Member] | Consumer [Member] | Total consumer [Member] | PCI loan [Member]
Major categories of loans
Total Covered Loans	185	177
Covered loans [Member] | Consumer [Member] | Total consumer [Member] | Non-PCI loans [Member]
Major categories of loans
Total Covered Loans